Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,154,989,749.15
Previously Paid Amount	0
Total Fee Amount	159,504.08
Total Offset Amount	0
Net Fee	$ 159,504.08
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A